Pensions and other post-employment benefits - Contributions (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
United States Pension benefits
Benefits
Contributions	€ 0
Percentage of total healthcare obligations for capped employees	53.00%
Pension Non-qualified plans | Within 1 year
Benefits
Estimated future contributions	€ 25
Pension Non-qualified plans | 2018
Benefits
Estimated future contributions	25
Pension Non-qualified plans | 2019
Benefits
Estimated future contributions	24
Pension Non-qualified plans | 2020
Benefits
Estimated future contributions	24
Pension Non-qualified plans | 4 to 5 years
Benefits
Estimated future contributions	23
Pension Non-qualified plans | 2022-2026
Benefits
Estimated future contributions	110
Pension Non-represented | Within 1 year
Benefits
Estimated future contributions	9
Pension Non-represented | 2018
Benefits
Estimated future contributions	9
Pension Non-represented | 2019
Benefits
Estimated future contributions	9
Pension Non-represented | 2020
Benefits
Estimated future contributions	9
Pension Non-represented | 4 to 5 years
Benefits
Estimated future contributions	8
Pension Non-represented | 2022-2026
Benefits
Estimated future contributions	35
Post-retirement other benefit plans | Within 1 year
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2018
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2019
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2020
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 4 to 5 years
Benefits
Estimated future contributions	3
Post-retirement other benefit plans | 2022-2026
Benefits
Estimated future contributions	233
Post-retirement Medicare subsidy for formerly union represented | Within 1 year
Benefits
Estimated future contributions	(16)
Post-retirement Medicare subsidy for formerly union represented | 2018
Benefits
Estimated future contributions	(15)
Post-retirement Medicare subsidy for formerly union represented | 2019
Benefits
Estimated future contributions	(14)
Post-retirement Medicare subsidy for formerly union represented | 2020
Benefits
Estimated future contributions	(14)
Post-retirement Medicare subsidy for formerly union represented | 4 to 5 years
Benefits
Estimated future contributions	(13)
Post-retirement Medicare subsidy for formerly union represented | 2022-2026
Benefits
Estimated future contributions	€ (57)